Quarterly financial information (unaudited) (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 1,959.2	$ 2,048.7	$ 2,247.0	$ 1,998.8	$ 1,812.5	$ 1,999.7	$ 2,262.5	$ 1,999.0	$ 8,253.7	$ 8,073.7	$ 8,981.8
Net income (loss)	$ 27.0	$ 38.9	$ 31.3	$ 22.6	$ (59.2)	$ (63.0)	$ 39.8	$ 14.0	$ 119.8	$ (68.4)	$ 16.5
Income per share:
Basic and diluted (usd per share)	$ 0.19	$ 0.28	$ 0.22	$ 0.16	$ (0.43)	$ (0.46)	$ 0.29	$ 0.10
Shares used in computation of income (loss) per share:
Basic (in shares)	140.7	140.4	140.1	139.4	138.1	137.7	137.6	137.6	140.2	137.8	119.6
Diluted (in shares)	141.8	141.4	141.3	140.8	138.1	137.7	138.1	137.8	141.4	137.8	120.1
Pension mark to market loss	$ 3.8				$ 68.6				$ 3.8	$ 68.6	$ 21.1
Impairment charge						$ 133.9			$ 0.0	$ 133.9	$ 0.0